Segmental analysis - Schedule of capital investment by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Capital investment	£ 11,576	£ 9,847	£ 8,235
Property, plant and equipment
Disclosure of operating segments [line items]
Capital investment	9,924	8,894	7,124
Non-current intangible assets
Disclosure of operating segments [line items]
Capital investment	693	478	481
Equity investments in joint ventures and associates
Disclosure of operating segments [line items]
Capital investment	27	116	332
Capital expenditure prepayments
Disclosure of operating segments [line items]
Capital investment	932	359	298
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Capital investment	4,372	2,999	1,912
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Capital investment	1,617	1,426	1,247
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Capital investment	0	0	85
Operating segments | New England
Disclosure of operating segments [line items]
Capital investment	2,043	1,751	1,673
Operating segments | New York
Disclosure of operating segments [line items]
Capital investment	3,428	3,289	2,654
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Capital investment	109	378	662
Operating segments | Other
Disclosure of operating segments [line items]
Capital investment	£ 7	£ 4	£ 2